March 6, 2025

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Municipal Bond Funds (the “Trust”)
2-57689

Commissioners:

Enclosed is the 114th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A (The “Amendment”), which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”). The purpose of this amendment is to add Vanguard Long-Term Tax-Exempt Bond ETF, a new series of the Trust.

Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

Please contact me at (610) 669-9296, (anthony_coletta@vanguard.com), with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

/s/Anthony V. Coletta, Jr.

Anthony V. Coletta, Jr.
Assistant General Counsel
The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission

Vanguard Internal Use Only